Property and Equipment - Schedule of Changes in Property and Equipment (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Gross Balance [Member] | Land and Buildings [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		$ 327,862	$ 322,766
Reclassification		1,222
Additions		6,161	7,369
Disposals and sales for the year		(10,853)	(2,273)
Transfers
Impairment	[1]	(26)		[2]
Total		324,366	327,862
Gross Balance [Member] | Equipment [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		261,142	256,933
Reclassification		309
Additions		9,854	5,286
Disposals and sales for the year		(6,138)	(1,075)
Transfers		(5,567)
Impairment	[1]	(233)	(2)	[2]
Total		259,367	261,142
Gross Balance [Member] | Others [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		63,198	61,118
Reclassification		(1,531)
Additions		1,922	3,699
Disposals and sales for the year		(3,413)	(1,619)
Transfers
Impairment	[1]	(6)		[2]
Total		60,170	63,198
Gross Balance [Member] | Total [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		652,202	640,817
Reclassification
Additions		17,937	16,354
Disposals and sales for the year		(20,404)	(4,967)
Transfers		(5,567)
Impairment	[1]	(265)	(2)	[2]
Total		643,903	652,202
Accumulated Depreciation [Member] | Land and Buildings [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(173,132)	(165,286)
Reclassification		(1,150)
Depreciation for the year	[3]	(9,807)	(9,725)
Disposals and sales for the year		8,190	1,879
Transfers
Total		(175,899)	(173,132)
Ending Balance		148,467	154,730
Accumulated Depreciation [Member] | Equipment [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(236,146)	(221,083)
Reclassification		(173)
Depreciation for the year	[3]	(11,379)	(15,881)
Disposals and sales for the year		5,719	818
Transfers		5,055
Total		(236,924)	(236,146)
Ending Balance		22,443	24,996
Accumulated Depreciation [Member] | Others [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(53,851)	(52,791)
Reclassification		1,323
Depreciation for the year	[3]	(2,458)	(2,566)
Disposals and sales for the year		3,320	1,506
Transfers
Total		(51,666)	(53,851)
Ending Balance		8,504	9,347
Accumulated Depreciation [Member] | Total [Member]
Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(463,129)	(439,160)
Reclassification
Depreciation for the year	[3]	(23,644)	(28,172)
Disposals and sales for the year		17,229	4,203
Transfers		5,055
Total		(464,489)	(463,129)
Ending Balance		$ 179,414	$ 189,073

[1]	See Note No. 38 Impairment of non-financial assets.
[2]	Does not include provision for write-off of Property for Ch$1,119 million as of December 31, 2024.
[3]	See Note No. 37 about Depreciation and Amortization.